Neuberger Berman Advisers Management Trust® (“AMT Funds”)
International Equity Portfolio

Neuberger Berman Equity Funds® (“Equity Funds”)
Neuberger Berman International Equity Fund
Neuberger Berman International Select Fund

Supplement to the Summary Prospectuses, Prospectuses and Statements of Additional Information of  AMT Funds and Equity Funds, each as amended and supplemented

The following change applies to the Summary Prospectuses, Prospectuses and Statements of Additional Information for International Equity Portfolio, Neuberger Berman International Equity Fund and Neuberger Berman International Select Fund:

After a 28-year career in investment management, including 22 years with Neuberger Berman, Benjamin Segal, one of the Portfolio Managers to International Equity Portfolio, Neuberger Berman International Equity Fund and Neuberger Berman International Select Fund has announced his decision to retire on or about June 30, 2021. As such, effective June 30, 2021, all references to Benjamin Segal in the Summary Prospectuses, Prospectuses and Statements of Additional Information for International Equity Portfolio, Neuberger Berman International Equity Fund and Neuberger Berman International Select Fund are removed in their entirety.

Effective immediately, the “Portfolio Managers” section of the Summary Prospectuses and Prospectuses for International Equity Portfolio, Neuberger Berman International Equity Fund and Neuberger Berman International Select Fund are deleted and replaced with the following, respectively:

International Equity Portfolio

Portfolio Managers

The Fund is managed by Benjamin Segal (Managing Director of the Manager), Elias Cohen, CFA (Managing Director of the Manager), and Thomas Hogan (Managing Director of the Manager). Mr. Segal has managed the Fund since its inception in 2005, Mr. Cohen has co-managed the Fund since January 2019, and Mr. Hogan has been an Associate Portfolio Manager of the Fund since January 2021.

Neuberger Berman International Equity Fund

Portfolio Managers

The Fund is managed by Benjamin Segal (Managing Director of the Manager), Elias Cohen, CFA (Managing Director of the Manager), and Thomas Hogan (Managing Director of the Manager). Mr. Segal has managed the Fund since its inception in 2005, Mr. Cohen has co-managed the Fund since January 2019, and Mr. Hogan has been an Associate Portfolio Manager of the Fund since January 2021.

Neuberger Berman International Select Fund

Portfolio Managers

The Fund is managed by Benjamin Segal (Managing Director of the Manager), Elias Cohen, CFA (Managing Director of the Manager), and Thomas Hogan (Managing Director of the Manager). Mr. Segal has managed the Fund since its inception in 2006, Mr. Cohen has co-managed the Fund since December 2016, and Mr. Hogan has been an Associate Portfolio Manager of the Fund since January 2021.

Effective immediately, the “Management of the Fund - Portfolio Managers” section of the Prospectuses for International Equity Portfolio and the “Management of the Funds - Portfolio Managers” section of the Prospectuses for Neuberger Berman International Equity Fund and Neuberger Berman International Select Fund are deleted and replaced with the following, respectively:

International Equity Portfolio

Benjamin Segal is a Managing Director of the Manager. Mr. Segal joined the firm in 1999 and has been a Portfolio Manager of the Fund since its inception in 2005.

Elias Cohen, CFA, is a Managing Director of the Manager. Mr. Cohen joined the firm in 2000 and has been a Portfolio Manager of the Fund since January 2019.

Thomas Hogan is a Managing Director of the Manager. Mr. Hogan joined the firm in 2011 and has been an Associate Portfolio Manager of the Fund since January 2021.

Neuberger Berman International Equity Fund

Benjamin Segal is a Managing Director of the Manager. Mr. Segal joined the firm in 1999 and has been a Portfolio Manager of the Fund since its inception in 2005.

Elias Cohen, CFA, is a Managing Director of the Manager. Mr. Cohen joined the firm in 2000 and has been a Portfolio Manager of the Fund since January 2019.

Thomas Hogan is a Managing Director of the Manager. Mr. Hogan joined the firm in 2011 and has been an Associate Portfolio Manager of the Fund since January 2021.

Neuberger Berman International Select Fund

Benjamin Segal is a Managing Director of the Manager. Mr. Segal joined the firm in 1999 and has been a Portfolio Manager of the Fund since its inception in 2006.

Elias Cohen, CFA, is a Managing Director of the Manager. Mr. Cohen joined the firm in 2000 and has been a Portfolio Manager of the Fund since December 2016.

Thomas Hogan is a Managing Director of the Manager. Mr. Hogan joined the firm in 2011 and has been an Associate Portfolio Manager of the Fund since January 2021.

The date of this supplement is January 20, 2021.

Please retain this supplement for future reference.

Neuberger Berman Investment Advisers LLC 1290 Avenue of the Americas New York, NY 10104 Shareholder Services 800.877.9700 Institutional Services 800.366.6264 www.nb.com